Derivatives (Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives) (Details) - CAD ($)	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Notional amount	$ 25,783,596,000,000	$ 23,423,169,000,000
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	21,393,647,000,000	19,233,076,000,000
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,848,929,000,000	3,789,967,000,000
Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	17,397,000,000	14,691,000,000
Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	523,623,000,000	385,435,000,000
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	25,783,596,000,000	23,423,169,000,000
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	21,393,647,000,000	19,233,076,000,000
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,848,929,000,000	3,789,967,000,000
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	17,397,000,000	14,691,000,000
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	523,623,000,000	385,435,000,000
Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	23,858,306,000,000
Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	18,222,071,000,000
Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	4,603,838,000,000
Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,032,397,000,000
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	19,682,578,000,000
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	18,207,300,000,000
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	702,810,000,000
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	772,468,000,000
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,673,465,000,000
Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	533,000,000
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	3,672,754,000,000
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	178,000,000
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,689,000,000
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	14,120,000,000
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	569,000,000
Trading Derivatives [member] | Credit Derivative Contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	487,574,000,000
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	118,000,000
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	227,705,000,000
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	259,751,000,000
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,925,290,000,000
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,532,000,000,000	1,970,000,000,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	394,000,000,000	426,000,000,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,711,069,000,000
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	175,464,000,000
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,708,000,000
Non Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	36,049,000,000
Futures contract [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	761,112,000,000	1,377,932,000,000
Futures contract [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Futures contract [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	761,112,000,000	1,377,932,000,000
Futures contract [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Futures contract [member] | Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	761,112,000,000
Futures contract [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	0
Futures contract [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Futures contract [member] | Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	761,112,000,000
Futures contract [member] | Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Futures contract [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	0
Futures contract [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	0
Futures contract [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Futures contract [member] | Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Futures contract [member] | Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Forward rate agreement [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	574,289,000,000	628,416,000,000
Forward rate agreement [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	574,289,000,000	628,416,000,000
Forward rate agreement [member] | Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	573,737,000,000
Forward rate agreement [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	550,965,000,000
Forward rate agreement [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	22,772,000,000
Forward rate agreement [member] | Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Forward rate agreement [member] | Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	552,000,000
Swaps [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	19,839,245,000,000	16,974,557,000,000
Swaps [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,692,601,000,000	2,021,332,000,000
Swaps [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	19,839,245,000,000	16,974,557,000,000
Swaps [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,692,601,000,000	2,021,332,000,000
Swaps [member] | Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	18,130,716,000,000
Swaps [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	17,656,335,000,000
Swaps [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	474,381,000,000
Swaps [member] | Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Swaps [member] | Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,685,577,000,000
Swaps [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	494,000,000
Swaps [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	1,685,083,000,000
Swaps [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Swaps [member] | Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,708,529,000,000
Swaps [member] | Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	7,024,000,000
Forward contract [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	380,615,000,000	231,601,000,000
Forward contract [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	380,615,000,000	231,601,000,000
Forward contract [member] | Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	355,971,000,000
Forward contract [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	39,000,000
Forward contract [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	355,932,000,000
Forward contract [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Forward contract [member] | Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	24,644,000,000
Cross-currency interest rate swaps [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,669,577,000,000	1,448,859,000,000
Cross-currency interest rate swaps [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,669,577,000,000	1,448,859,000,000
Cross-currency interest rate swaps [member] | Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,525,781,000,000
Cross-currency interest rate swaps [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	0
Cross-currency interest rate swaps [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	1,525,781,000,000
Cross-currency interest rate swaps [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Cross-currency interest rate swaps [member] | Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	143,796,000,000
Options written [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	99,490,000,000	111,734,000,000
Options written [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	56,777,000,000	51,216,000,000
Options written [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	99,490,000,000	111,734,000,000
Options written [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	56,777,000,000	51,216,000,000
Options written [member] | Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	99,365,000,000
Options written [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	0
Options written [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	93,559,000,000
Options written [member] | Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	5,806,000,000
Options written [member] | Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	56,777,000,000
Options written [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	0
Options written [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	56,614,000,000
Options written [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	163,000,000
Options written [member] | Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	125,000,000
Options written [member] | Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Options purchased [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	119,511,000,000	140,437,000,000
Options purchased [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	49,359,000,000	36,959,000,000
Options purchased [member] | Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	119,511,000,000	140,437,000,000
Options purchased [member] | Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	49,359,000,000	36,959,000,000
Options purchased [member] | Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	117,648,000,000
Options purchased [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	0
Options purchased [member] | Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	112,098,000,000
Options purchased [member] | Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	5,550,000,000
Options purchased [member] | Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	49,359,000,000
Options purchased [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	0
Options purchased [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	49,344,000,000
Options purchased [member] | Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	15,000,000
Options purchased [member] | Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,863,000,000
Options purchased [member] | Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Credit default swaps-protection purchased [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	15,504,000,000	12,156,000,000
Credit default swaps-protection purchased [member] | Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	15,504,000,000	12,156,000,000
Credit default swaps-protection purchased [member] | Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	12,796,000,000
Credit default swaps-protection purchased [member] | Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	12,469,000,000
Credit default swaps-protection purchased [member] | Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	327,000,000
Credit default swaps-protection purchased [member] | Trading Derivatives [member] | Credit Derivative Contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Credit default swaps-protection purchased [member] | Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,708,000,000
Credit default swap-protection sold [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,893,000,000	2,535,000,000
Credit default swap-protection sold [member] | Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,893,000,000	2,535,000,000
Credit default swap-protection sold [member] | Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,893,000,000
Credit default swap-protection sold [member] | Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,651,000,000
Credit default swap-protection sold [member] | Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	242,000,000
Credit default swap-protection sold [member] | Trading Derivatives [member] | Credit Derivative Contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Credit default swap-protection sold [member] | Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	0
Equity contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	278,028,000,000	221,265,000,000
Equity contracts [member] | Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	278,028,000,000	221,265,000,000
Equity contracts [member] | Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	241,979,000,000
Equity contracts [member] | Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	0
Equity contracts [member] | Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	123,991,000,000
Equity contracts [member] | Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	117,988,000,000
Equity contracts [member] | Non Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	36,049,000,000
Commodity contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	245,595,000,000	164,170,000,000
Commodity contracts [member] | Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	245,595,000,000	$ 164,170,000,000
Commodity contracts [member] | Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	245,595,000,000
Commodity contracts [member] | Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	118,000,000
Commodity contracts [member] | Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	103,714,000,000
Commodity contracts [member] | Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	141,763,000,000
Commodity contracts [member] | Non Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 0